Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

  /s/ Quinn R. Stills          Santa Monica, CA                          5/6/11
-----------------------     ----------------------------------           ------
  (Signature)                  (City, State)                             (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-01190                            Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 53
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Form 13F Information Table Value Total: 776,342
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                                            (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number           Name

                  28-
-------------        -------------------         -------------------------------

[Repeat as necessary.]

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------         --------  --------          --------     --------   --------        --------
                              TITLE OF                    VALUE     SHRS OF   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRTION  MANAGERS    SOLE   SHARED NONE
--------------               ----------        --------- --------   --------  ---  ---- ---------- -------- --------- -----  ----
ADOBE SYSTEMS                      COM         00724F101    8,469   255,400   SH          SOLE                 106,900       148,500
AVIS BUDGET GROUP                  COM         053774105   17,143   957,200   SH          SOLE                 436,100       521,100
BAKER HUGHES INC                   COM         057224107    8,342   113,600   SH          SOLE                  51,100        62,500
CAPITAL ONE FINL CORP              COM         14040H105   11,551   222,300   SH          SOLE                 103,000       119,300
CHEVRON CORP NEW                   COM         166764100   33,040   307,379   SH          SOLE                 137,979       169,400
CHICAGO BRIDGE & IRON
  COMPANY NV                 N Y REGISTRY SH   167250109    9,657   237,500   SH          SOLE                 105,500       132,000
COMCAST "A" COM                   CL A         20030N101   26,183 1,059,200   SH          SOLE                 487,400       571,800
COMERICA INC                       COM         200340107    7,286   198,425   SH          SOLE                  87,875       110,550
COVENTRY HEALTH                    COM         222862104   15,605   489,800   SH          SOLE                 222,900       266,900
COVIDIEN                           SHS         G2554F113    8,071   155,400   SH          SOLE                  71,600        83,800
CRACKER BARREL OLD CTRY STOR       COM         22410J106    3,150    64,100   SH          SOLE                  29,400        34,700
CROWN HOLDINGS INC                 COM         228368106   11,343   294,000   SH          SOLE                 137,300       156,700
DISCOVER FINANCIAL SVS             COM         254709108   32,726 1,356,813   SH          SOLE                 615,040       741,773
DISNEY WALT CO                 COM DISNEY      254687106    4,741   110,032   SH          SOLE                  50,656        59,376
DOW CHEMICAL                       COM         260543103   12,424   329,100   SH          SOLE                 150,700       178,400
EATON CORP                         COM         278058102   17,252   311,192   SH          SOLE                 138,900       172,292
EBAY INC                           COM         278642103   11,902   383,451   SH          SOLE                 170,151       213,300
EXXON MOBIL CORP                   COM         30231G102   34,717   412,655   SH          SOLE                 191,083       221,572
FIFTH THIRD BANCORP                COM         316773100   11,319   814,910   SH          SOLE                 362,300       452,610
FLEXTRONICS INTL LTD               ORD         Y2573F102   10,496 1,405,128   SH          SOLE                 624,228       780,900
GENERAL CABLE CORP DEL NEW         COM         369300108   12,397   286,300   SH          SOLE                 130,400       155,900
GENERAL DYNAMICS                   COM         369550108    6,370    83,200   SH          SOLE                  36,500        46,700
GENERAL ELECTRIC                   COM         369604103   23,821 1,188,100   SH          SOLE                 542,100       646,000
GOLDMAN SACHS GROUP INC            COM         38141G104   32,666   205,966   SH          SOLE                  94,596       111,370
HALLIBURTON CO                     COM         406216101    8,293   166,400   SH          SOLE                  75,100        91,300
HARLEY DAVIDSON                    COM         412822108   20,399   480,100   SH          SOLE                 215,700       264,400
HEALTH MGMT ASS                   CL A         421933102   16,930 1,553,200   SH          SOLE                 702,900       850,300
HUNTINGTON BKSH                    COM         446150104    3,685   554,900   SH          SOLE                 252,300       302,600
INTERNATIONAL BUSINESS
  MACHINES                         COM         459200101   22,749   139,506   SH          SOLE                  66,348        73,158
J2 GLOBAL COMMUNICATIONS INC     COM NEW       46626E205    1,978    67,039   SH          SOLE                  30,400        36,639
JP MORGAN CHASE & CO               COM         46625H100   30,865   669,528   SH          SOLE                 307,803       361,725
LEAR CORP                        COM NEW       521865204   14,744   301,700   SH          SOLE                 137,000       164,700
LINCOLN ELECTRI                    COM         533900106    2,814    37,067   SH          SOLE                  16,787        20,280
LYONDELLBASELL                   SHS - A       N53745100   11,042   279,200   SH          SOLE                 129,500       149,700
METROPCS COMMUNICATIONS INC        COM         591708102    8,907   548,475   SH          SOLE                 246,100       302,375
OMNICOM GROUP                      COM         681919106   15,907   324,245   SH          SOLE                 142,945       181,300
PARKER HANNIFIN                    COM         701094104   16,163   170,714   SH          SOLE                  76,293        94,421
PNC FINANCIAL SERVICES             COM         693475105   25,742   408,671   SH          SOLE                 187,224       221,447
POPULAR INC                        COM         733174106    6,435 2,203,800   SH          SOLE               1,014,000     1,189,800
QLOGIC                             COM         747277101   11,533   621,700   SH          SOLE                 280,800       340,900
RENT-A-CENTER                      COM         76009N100   10,522   301,400   SH          SOLE                 135,500       165,900
ROWAN COS INC                      COM         779382100    7,625   172,600   SH          SOLE                  80,700        91,900
ROYAL DUTCH SHL                SPONS ADR A     780259206    5,767    79,153   SH          SOLE                  36,900        42,253
SIGNET JEWELERS LIMITED            SHS         G81276100    3,810    82,800   SH          SOLE                  38,200        44,600
SLM CORP                           COM         78442P106   18,296 1,195,800   SH          SOLE                 529,500       666,300
TIME WARNER CAB                    COM         88732J207   12,210   171,157   SH          SOLE                  82,596        88,561
UNITED HEALTH GROUP                COM         91324P102   17,661   390,721   SH          SOLE                 176,118       214,603
UNITED TECHNOLGIES                 COM         913017109   26,472   312,718   SH          SOLE                 142,201       170,517
VALUECLICK INC                     COM         92046N102    8,517   589,400   SH          SOLE                 270,500       318,900
VIACOM INC NEW                    CL B         92553P201   17,580   377,900   SH          SOLE                 168,300       209,600
WELLS FARGO CO                     COM         949746101   31,073   979,905   SH          SOLE                 450,055       529,850
WESCO INTERNATIONAL                COM         95082P105    5,000    80,000   SH          SOLE                  36,300        43,700
ZIONS BANCORP                      COM         989701107   22,952   995,300   SH          SOLE                 451,200       544,100
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